Share-Based Compensation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 13, 2016	Feb. 29, 2016	Jul. 31, 2018	Jul. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of common stock shares issued for services			$ 172,000
Options issued to purchase common stock			2,245,000	3,735,000
Share-based compensation			$ 2,359,000	$ 1,070,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 1,525,000	$ 968,000
Weighted-average contractual term of options outstanding			5 years 5 months 20 days
Stock options were exercisable			4,017,343
Exercise price			$ 1.18
Aggregate intrinsic value			$ 0
Weighted average contractual term			4 years 7 days
Weighted average grant date fair value for options granted			$ 0.44	$ 0.67
Unrecognized compensation cost of unvested stock option grants			$ 1,533,000
Weighted-average contractual term of expected to vest			2 years 5 months 5 days
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares increase under the plan		4,000,000
Share-based compensation, expiration date		Feb. 04, 2026
Contractual life vesting periods		10 years
Number of shares available for issuance under the plan			940,000
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life vesting periods			10 years
Number of shares available for issuance under the plan			2,815,000
Common stock, shares reserved			5,000,000
Common Stock One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issued for services			190,500
Value of common stock shares issued for services			$ 121,000
RSU Cancellation Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vest expense reversed				$ 87,000
RSU Cancellation Agreement [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of vested shares of common stock	3,900,000
Employees, Directors, and Consultants [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock			2,245,000	3,735,000
Option vested description			The options vest between one and two years and carry a term between five and ten years.
Number of share options expiration terms extended			740,000
Options expirations term			3 years
Share-based compensation			$ 203,000
Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares expected to vest			1,225,000
Unvested restricted stock units outstanding			1,525,000
Unrecognized non-cash compensation costs			$ 960,000
Unrecognized non-cash compensation costs, weighted average period			2 years 7 months 21 days
Restricted stock units vested			375,000	150,000
Issuance of shares of common stock				150,000
Share-based compensation			$ 834,000	$ 102,000
Restricted Stock Units RSU [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation			450,000	1,150,000
Restricted stock units vested percentage			50.00%	50.00%
Restricted Stock Units RSU [Member] | Third-party consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation			300,000
Shares expected to vest			300,000